Note 5 - Property and Equipment, Net (Details) - Property and Equipment	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Vehicles [Member] USD ($)	Dec. 31, 2014 Vehicles [Member] CNY	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2014 Leasehold Improvements [Member] USD ($)	Dec. 31, 2014 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2014 Office Equipment [Member] USD ($)	Dec. 31, 2014 Office Equipment [Member] CNY	Dec. 31, 2013 Office Equipment [Member] CNY	Dec. 31, 2014 Communication Equipment [Member] USD ($)	Dec. 31, 2014 Communication Equipment [Member] CNY	Dec. 31, 2013 Communication Equipment [Member] CNY	Dec. 31, 2014 Computer Software, Intangible Asset [Member] USD ($)	Dec. 31, 2014 Computer Software, Intangible Asset [Member] CNY	Dec. 31, 2013 Computer Software, Intangible Asset [Member] CNY
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,062,255	12,795,469	11,633,420	$ 200,800	1,245,883	1,245,883	$ 514,580	3,192,766	2,870,432	$ 928,351	5,760,046	5,498,110	$ 6,124	38,000	38,000	$ 412,400	2,558,774	1,980,995
Accumulated depreciation	(1,533,699)	(9,515,986)	(8,134,647)
Property and equipment, net	$ 528,557	3,279,483	3,498,773